Obligations under Guarantees and Other Off-Balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Details) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Maximum potential/Contractual or Notional amount by borrower grade, normal	¥ 5,503		¥ 6,049
Maximum potential/Contractual or Notional amount by borrower grade, close watch	264	[1]	356	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	15	[2]	19	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	23		41
Maximum potential/Contractual or Notional amount, Total amount by borrower grade	5,805		6,465
Standby Letters of Credit and Financial Guarantees [Member]
Maximum potential/Contractual or Notional amount by borrower grade, normal	3,356		3,876
Maximum potential/Contractual or Notional amount by borrower grade, close watch	215	[1]	301	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	13	[2]	17	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	8		29
Maximum potential/Contractual or Notional amount, Total amount by borrower grade	3,592		4,223
Performance Guarantees [Member]
Maximum potential/Contractual or Notional amount by borrower grade, normal	2,147		2,173
Maximum potential/Contractual or Notional amount by borrower grade, close watch	49	[1]	55	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	2	[2]	2	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	15		12
Maximum potential/Contractual or Notional amount, Total amount by borrower grade	¥ 2,213		¥ 2,242

[1]	Borrowers classified as "Close watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
[2]	Borrowers classified as "Likely to become Bankrupt or Legally/Virtually Bankrupt" represent those that have a higher probability of default than Close watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspention, winding up of business, and private liquidation.